Other Components of Equity - Summary of Movement of Gain/(loss) on Equity Instruments Held as Fair Value (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Balance at the beginning		₨ 598,034.7	₨ 558,067.4
Balance at the end	$ 7,100.8	519,135.8	598,034.7	₨ 558,067.4
Gain/(loss) on Equity instruments held as fair value through other comprehensive income [Member]
Balance at the beginning	5.3	391.0	1,785.5
Effect of transition to IFRS 9	0.0	0.0		1,392.8
Other Comprehensive income for the year	57.6	4,206.6	(1,369.3)	438.1
Income tax relating to gain/(loss) recognized on equity investments, where applicable	(2.5)	(180.5)	(25.2)	3.9
Profit on sale of equity investments reclassified to retained earnings	(0.6)	(43.6)		(49.3)
Balance at the end	$ 59.8	₨ 4,373.5	₨ 391.0	₨ 1,785.5